OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Accrued charter hire	$ 400	$ 322
Deferred gain on sale and leaseback	1,287	3,609
Other	1,229	3,413
Other current liabilities	$ 2,916	$ 7,344